Form N-1A Cover	Sep. 28, 2026
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 21, 2026
Prospectus Date	Sep. 28, 2026